BASIC AND DILUTED EARNINGS/(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income / (loss) attributable to Owners of Cool Company Ltd. / Predecessor's Parent	[1]	$ 15,038	$ 85,742	$ 15,866	$ (1,410)
Weighted average number of shares outstanding, basic (in shares)		1,010,000,000	40,451,470,000	1,010,000	1,010,000
Weighted average number of shares outstanding, diluted (in shares)		1,010,000,000	40,451,470,000	1,010,000	1,010,000
Basic earnings/(loss) per share (in dollars per share)	[1]	$ 14.89	$ 2.12	$ 15.71	$ (1.40)
Diluted earnings/(loss) per share (in dollars per share)	[1]	$ 14.89	$ 2.12	$ 15.71	$ (1.40)

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.